Note 13 - Income Tax	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]
13.	INCOME TAX

The Company is not subject to income or other taxes in the Cayman Islands. However, subsidiaries are subject to taxes of the jurisdiction where they are located.

Income (loss) before income taxes consisted of:

(In Thousands)

	Years Ended December 31
	2021	2020	2019

Cayman Islands	$9,601	$4,169	$(6,355)
Foreign	3,484	2,895	2,487

Total	$13,085	$7,064	$(3,868)

Income tax expense consisted of:

(In Thousands)

	Years Ended December 31
	2021	2020	2019

Current	$978	$942	$1,304
Deferred	(6)	(5)	(133)

Total	$972	$937	$1,171

The Company and its subsidiaries file separate income tax returns. The applicable statutory income tax rate in the Cayman Islands was zero for the Company for the years being reported. The reconciliation between the provision for income taxes at the statutory rate and the provision for income taxes at the effective tax rate is as follows:

(In Thousands)

	Years Ended December 31
	2021	2020	2019

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	525	294	344
Withholding taxes on repatriation of subsidiary profits	383	286	351
Changes in valuation allowances for deferred income tax assets	196	3	91
Withholding taxes on interest income	83	83	83
Adjustments to prior years’ taxes	15	34	34
Alternative Minimum Tax on EMC stock sales	-	184	345
Changes in deferred income tax assets and liabilities	(202)	(8)	(224)
Other	(28)	61	147

Total	$972	$937	$1,171

The deferred income tax assets and liabilities as of December 31, 2021 and 2020 consisted of the following:

(In Thousands)

	December 31
	2021	2020
Deferred income tax assets
Research and development credits	$7,062	$6,908
Depreciation and amortization	137	102
Accrued vacation and other expenses	49	41
Net operating loss carryforwards	20	23
	7,268	7,074
Valuation allowance	(7,218)	(7,022)

Total net deferred income tax assets	$50	$52

Deferred income tax liabilities
Withholding taxes on repatriation of subsidiary profits	$537	$545

The valuation allowance shown in the table above relates to net operating losses, credit carryforwards and temporary differences for which the Company believes that realization is not more than likely. The valuation allowance increased by $196,000, $3,000, and $91,000 for the years ended December 31, 2021, 2020, and 2019, respectively. The changes in the valuation allowance in 2021, 2020, and 2019, were primary due to the fluctuations in R&D credits from O2Micro Inc. that could not be utilized.

As of December 31, 2021, O2Micro, Inc. had U.S. federal and state research and development credit carryforwards of approximately $5,581,000 and $7,551,000, respectively. The U.S. federal research and development credit will expire from 2023 through 2040 if not utilized, while the state research and development credit will never expire. Utilization of the research and development credits may be subject to significant annual limitation due to the ownership change limitations provided by the U.S. Internal Revenue Code of 1986 and similar provisions in the State of California’s tax regulations. The annual limitation may result in the expiration of federal research and development credits before utilization.

As of December 31, 2021, the Company’s subsidiary had U.S. net operating loss carryforwards for California tax purpose of $282,000, which will expire, if not utilized beginning in 2028.

To better position itself for the future growth phase, the Company considered the repatriation of the earnings from subsidiaries in Taiwan and China beginning in the second quarter of 2015. As a result, deferred tax liabilities from withholding tax for the unremitted earnings in Taiwanese and Chinese subsidiaries have been recorded for $537,000 and $545,000 as of December 31, 2021 and 2020, respectively.

The Company files income tax returns in various foreign jurisdictions. The Company is generally no longer subject to income tax examinations by tax authorities for years prior to 2016 because of the statute of limitations.